Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio Initial Class, Service Class and Service Class 2
April 28, 2020
Prospectus

Effective October 1, 2020, Andrew Sergeant no longer serves as co-manager of the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore (portfolio manager) has managed the fund since October 2016.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Management” section under the heading “Sub-Adviser(s)”.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Effective October 1, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore is portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

VOVS-20-01 1.798006.108	August 31, 2020

Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio Investor Class
April 28, 2020
Prospectus

Effective October 1, 2020, Andrew Sergeant no longer serves as co-manager of the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore (portfolio manager) has managed the fund since October 2016.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Management” section under the heading “Sub-Adviser(s)”.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Effective October 1, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore is portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

VIPOVRSR-INV-20-01 1.966447.105	August 31, 2020

Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio Initial Class, Service Class and Service Class 2
April 28, 2020
Prospectus

Effective October 1, 2020, Andrew Sergeant no longer serves as co-manager of the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore (portfolio manager) has managed the fund since October 2016.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Management” section under the heading “Sub-Adviser(s)”.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Effective October 1, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore is portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

VOVS-ND-20-01 1.9900261.100	August 31, 2020